DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of Detailed Information About Debt
The following table presents a summary of the Company's outstanding debt as at December 31, 2022:

		December 31, 2022
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor	Interest rate cap	Effective interest rates(1)	Extension options(2)	Total facility	Outstanding balance
Term loan(3),(4)	October 2023	SOFR+2.30%	0.50% SOFR	5.50% SOFR	4.21%	One year	$220,499	$220,499
Securitization debt 2017-2 (3)	January 2024	3.68%	N/A	N/A	3.68%	N/A	345,620	345,620
Warehouse credit facility 2022(5)	January 2024	SOFR+1.85%	0.15% SOFR	3.25% SOFR	3.72%	One year	50,000	—
Securitization debt 2018-1 (3)	May 2025	3.96%	N/A	N/A	3.96%	N/A	302,699	302,699
Securitization debt 2020-2(3)	November 2027	1.94%	N/A	N/A	1.94%	N/A	425,720	425,720
Single-family rental wholly-owned properties borrowings							1,344,538	1,294,538
SFR JV-1 securitization debt 2019-1(3)	March 2026	3.12%	N/A	N/A	3.12%	N/A	332,263	332,263
SFR JV-1 securitization debt 2020-1(3)	July 2026	2.43%	N/A	N/A	2.43%	N/A	552,882	552,882
SFR JV-1 securitization debt 2021-1(3)	July 2026	2.57%	N/A	N/A	2.57%	N/A	682,956	682,956
Single-family rental JV-1 properties borrowings							1,568,101	1,568,101
SFR JV-2 subscription facility(6)	July 2023	SOFR+2.00%	0.15% SOFR	N/A	3.88%	One year	410,000	409,000
SFR JV-2 warehouse credit facility(7)	July 2024	SOFR+1.99%	0.10% SOFR	3.25% SOFR	3.87%	One year	700,000	392,551
SFR JV-2 term loan(3),(8)	October 2025	SOFR+2.10%	0.50% SOFR	4.55% SOFR	5.98%	Two one years	500,000	390,671
SFR JV-2 securitization debt 2022-1(3),(9)	April 2027	4.32%	N/A	N/A	4.32%	N/A	530,387	530,387
SFR JV-2 securitization debt 2022-2(3),(10)	July 2028	5.47%	N/A	N/A	5.47%	N/A	347,772	347,772
SFR JV-2 delayed draw term loan(3),(11)	September 2028	5.39%	N/A	N/A	5.39%	N/A	200,000	194,685
Single-family rental JV-2 properties borrowings							2,688,159	2,265,066
SFR JV-HD subscription facility(12)	May 2023	SOFR+2.00%	0.15% SOFR	N/A	3.88%	One year	130,000	127,000
SFR JV-HD warehouse credit facility(13)	May 2024	SOFR+2.00%	0.15% SOFR	2.60% SOFR	3.81%	One year	490,000	489,720
Single-family rental JV-HD properties borrowings							620,000	616,720
Single-family rental properties borrowings					3.73%		6,220,798	5,744,425
The Shops of Summerhill mortgage(14)	October 2025	5.58%	N/A	N/A	5.58%	N/A	16,063	16,063
Construction facility(15)	June 2026	Prime+1.25%	N/A	N/A	4.12%	One year	169,809	5,032
Canadian development properties borrowings					5.23%		185,872	21,095
Corporate office mortgages	November 2024	4.25%	N/A	N/A	4.30%	N/A	12,717	12,717
Corporate credit facility(16),(17)	June 2025	SOFR+3.10%	N/A	N/A	4.60%	N/A	500,000	—
Corporate borrowings					4.30%		512,717	12,717
								$5,778,237
Transaction costs (net of amortization)								(49,404)
Debt discount (net of amortization)								(649)
Total debt					3.73%		$6,919,387	$5,728,184

Current portion of long-term debt(2)								$757,135
Long-term debt								$4,971,049

Fixed-rate debt - principal value					3.43%			$3,743,764
Floating-rate debt - principal value					4.30%			$2,034,473
(1) The effective interest rate is determined using the ending consolidated debt balances as at December 31, 2022 and the average of the applicable reference rates for the year ended December 31, 2022. The effective interest rate using the average debt balances and the average of the applicable reference rates for the year ended December 31, 2022 is 3.49%.
(2) The Company has the ability to extend the maturity of the loans where an extension option exists and intends to exercise such options wherever available. The current portion of long-term debt reflects the balance after the Company's extension options have been exercised.
(3) The term loan and securitization debt are secured, directly and indirectly, by approximately 27,100 single-family rental homes.
(4) On August 24, 2022, the Company amended the terms of its existing term loan facility. The maturity date of the term loan was extended from October 24, 2022 to October 24, 2023, with the option to extend for another year, subject to lender approval. The reference rate was transitioned from London Inter-Bank Offered Rate (“LIBOR”) to SOFR and the interest rate cap increased from 2.50% LIBOR to 5.50% SOFR. The amendment resulted in a loss on debt modification of $6,816 recognized in the consolidated statements of comprehensive income.
(5) On January 26, 2022, the Company entered into a new warehouse credit facility agreement with a commitment value of $50,000 and a one-year extension option. The Company has not drawn on this facility as at December 31, 2022.
(6) On March 9, 2022, SFR JV-2 amended the subscription facility agreement to increase the commitment value to $500,000 and transition to SOFR as the reference rate. The maturity date and extension option of the facility remained unchanged. On December 20, 2022, the commitment value of this facility was amended to $410,000.
(7) On March 8, 2022, SFR JV-2 amended the warehouse facility agreement to increase the commitment value to $700,000, transition to SOFR as the reference rate and lower the interest rate floor to 0.10% of SOFR. The maturity date and extension option of the facility remained unchanged.
(8) On October 7, 2022, SFR JV-2 entered into a new term loan facility with a total commitment of $500,000, a term to maturity of three years and two one-year extension options, subject to lender approval. The loan carries a floating interest rate of one-month SOFR plus 2.10% (subject to a SOFR cap of 4.55%) and is secured initially by a pool of 1,962 single-family rental properties. The initial loan proceeds were primarily used to pay down existing short-term SFR JV-2 debt and to fund the acquisition of rental homes.
(9) On April 7, 2022, SFR JV-2 closed a new securitization transaction involving the issuance and sale of six classes of fixed-rate pass-through certificates with a face amount of $530,387, a weighted average coupon of 4.32% (including servicing fees) and a term to maturity of five years, secured indirectly by a pool of 2,484 single-family rental homes. The transaction proceeds were used to refinance existing short-term SFR JV-2 debt and net proceeds of $29,900 were returned to SFR JV-2 to fund future acquisitions of rental properties.
(10) On July 7, 2022, SFR JV-2 closed a new securitization transaction involving the issuance and sale of five classes of fixed-rate pass-through certificates with a face amount of $348,044, a weighted average fixed-rate coupon of 5.47% (including servicing fees) and a term to maturity of six years, secured indirectly by a pool of 1,684 single-family rental homes. The transaction proceeds were primarily used to pay down existing short-term SFR JV-2 debt.
(11) On September 1, 2022, SFR JV-2 entered into a new delayed draw term loan facility with a total commitment value of $200,000, a term to maturity of five years and a fixed rate of 5.39%. The initial loan proceeds were used to refinance existing short-term SFR JV-2 debt and to fund acquisitions of rental properties.
(12) On March 23, 2022, SFR JV-HD amended the subscription facility agreement to increase the commitment value to $150,000 and transition to Term Secured Overnight Financing Rate ("SOFR") as the reference rate. The maturity date and extension option of the facility remained unchanged. On December 20, 2022, the commitment value of this facility was amended to $130,000.
(13) On October 3, 2022, SFR JV-HD amended its warehouse facility agreement to increase the maximum loan commitment to $490,000 and transition to SOFR as the reference rate. The maturity date and extension option of the facility remained unchanged.
(14) On October 27, 2022, the Company refinanced The Shops of Summerhill mortgage by entering into a new facility with a total commitment of $16,000 (C$21,800) and a term to maturity of three years. The loan carries a fixed interest rate of 5.58% and is secured by The Shops of Summerhill. The Company used the loan proceeds to pay off the existing facility and repatriated $5,100 (C$6,800) of excess proceeds.
(15) The construction facility is secured by the land under development at The James (Scrivener Square). During the year ended December 31, 2022, the Company made the first draw on the facility and amended the maturity date to June 30, 2026. The extension option of the facility remained unchanged.
(16) The Company has provided a general security agreement creating a first priority security interest on the assets of the Company, excluding, among other things, single-family rental homes, multi-family rental properties and interests in for-sale housing. On August 22, 2022, the Company amended the corporate credit facility agreement to extend the maturity date to June 30, 2025 and transition to SOFR as the reference rate. As part of the corporate credit facility, the Company designated $35,000 to issue letters of credit as security against contingent obligations related to its Canadian multi-family developments. As at December 31, 2022, the letters of credit outstanding totaled $4,932 (C$6,680).
(17) On December 9, 2022, the Company amended the corporate credit facility agreement to incorporate ESG targets and convert it to a Sustainability-linked Loan. The applicable margin on the facility is subject to a sustainability pricing adjustment, which can increase or decrease by up to 5 bps per annum, depending on the Company's performance on the sustainability performance benchmarks.

		December 31, 2021
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor	Interest rate cap	Effective interest rates	Extension options	Total facility	Outstanding balance

Term loan	October 2022	LIBOR+2.00%	0.50% LIBOR	2.50% LIBOR	2.50%	N/A	$220,197	$220,197
Securitization debt 2017-2	January 2024	3.67%	N/A	N/A	3.67%	N/A	358,602	358,602
Securitization debt 2018-1	May 2025	3.96%	N/A	N/A	3.96%	N/A	311,479	311,479
Securitization debt 2020-2	November 2027	1.94%	N/A	N/A	1.94%	N/A	438,251	438,251
Single-family rental wholly-owned properties borrowings							1,328,529	1,328,529
SFR JV-1 securitization debt 2019-1	March 2026	3.12%	N/A	N/A	3.12%	N/A	332,764	332,764
SFR JV-1 securitization debt 2020-1	July 2026	2.43%	N/A	N/A	2.43%	N/A	552,882	552,882
SFR JV-1 securitization debt 2021-1	July 2026	2.57%	N/A	N/A	2.57%	N/A	683,567	683,567
Single-family rental JV-1 properties borrowings							1,569,213	1,569,213
SFR JV-2 subscription facility	July 2023	LIBOR+1.90%	0.15% LIBOR	N/A	2.05%	one year	400,000	350,000
SFR JV-2 warehouse credit facility	July 2024	LIBOR+1.90%	0.15% LIBOR	3.25% LIBOR	2.05%	one year	600,000	492,103
Single-family rental JV-2 properties borrowings							1,000,000	842,103
SFR JV-HD subscription facility	May 2023	LIBOR+1.90%	0.15% LIBOR	N/A	2.05%	one year	100,000	100,000
SFR JV-HD warehouse credit facility	May 2024	LIBOR+1.90%	0.15% LIBOR	2.60% LIBOR	2.05%	one year	375,000	66,637
Single-family rental JV-HD properties borrowings							475,000	166,637
Single-family rental properties borrowings					2.60%		4,372,742	3,906,482
Land loan	July 2022	Prime+1.25%	3.70%	N/A	3.82%	N/A	22,086	22,086
The Shops of Summerhill mortgage	September 2022	3.67%	N/A	N/A	3.67%	N/A	12,121	12,121
Construction facility	TBD	Prime+1.25%	N/A	N/A	TBD	one year	181,424	—
Canadian development properties borrowings					3.77%		215,631	34,207

Corporate credit facility	June 2024	LIBOR+2.75%	N/A	N/A	3.34%	N/A	500,000	—
Corporate office mortgages	November 2024	4.25%	N/A	N/A	4.30%	N/A	13,962	13,962
Corporate borrowings					4.30%		513,962	13,962
								$3,954,651
Transaction costs (net of amortization)								(36,123)
Debt discount (net of amortization)								(1,095)
Total debt					2.62%		$5,102,335	$3,917,433

Current portion of long-term debt								$254,805
Long-term debt								$3,662,628

Fixed-rate debt - principal value					2.83%			$2,703,628
Floating-rate debt - principal value					2.16%			$1,251,023
The table below presents the fair value and the carrying value (net of unamortized deferred financing fees and debt discount) of the fixed-rate loans as at December 31, 2022.

	December 31, 2022
(in thousands of U.S. dollars)	Fair value	Carrying value

Securitization debt 2017-2	$339,599	$345,311
Securitization debt 2018-1	292,342	302,359
Securitization debt 2020-2	363,805	420,274
SFR JV-1 securitization debt 2019-1	309,765	328,196
SFR JV-1 securitization debt 2020-1	501,454	546,713
SFR JV-1 securitization debt 2021-1	599,326	674,919
SFR JV-2 securitization debt 2022-1	491,334	522,934
SFR JV-2 securitization debt 2022-2	338,427	342,069
SFR JV-2 delayed draw term loan	185,965	193,126
The Shops of Summerhill mortgage	15,944	15,973
Corporate office mortgages	12,240	12,717
Total	$3,450,201	$3,704,591

Disclosure of Maturity Analysis for Borrowings
The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2023	$756,499	$221	$415	$757,135
2024	345,620	228	12,302	358,150
2025	1,575,641	15,614	—	1,591,255
2026	1,568,101	5,032	—	1,573,133
2027	956,107	—	—	956,107
2028 and thereafter	542,457	—	—	542,457
	5,744,425	21,095	12,717	5,778,237
Transaction costs (net of amortization)				(49,404)
Debt discount (net of amortization)				(649)
Total debt				$5,728,184
The future repayments of principal and interest on financial liabilities are as follows, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2022	Due on demand and in 2023	From 2024 to 2025	From 2026 to 2027	2028 and thereafter	Total
Principal
Debt(1),(2)	$757,135	$1,949,405	$2,529,240	$542,457	$5,778,237
Due to Affiliate	—	—	—	295,325	295,325
Interest
Debt(1)	190,805	358,650	128,317	19,544	697,316
Due to Affiliate(3)	16,981	33,962	34,192	120,936	206,071
Total	$964,921	$2,342,017	$2,691,749	$978,262	$6,976,949
(1) Certain mortgages' principal and interest repayments were translated to U.S. dollars at the period-end exchange rate.
(2) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(3) Reflects the contractual maturity date of September 3, 2032.